Debt - Credit Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt principal	$ 6,759,000,000	$ 7,086,000,000
Secured Debt | Secured credit facilities
Debt Instrument [Line Items]
Minimum liquidity, initial period	525,000,000
Minimum liquidity, subsequent period	400,000,000
Total debt principal	5,662,000,000	$ 5,662,000,000
Secured Debt | $400 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	400,000,000
Repayments before maturity	47,000,000
Final Repayment	88,000,000
Total debt principal	135,000,000
Book value of collateral vessels	$ 150,000,000
Secured Debt | $400 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Secured Debt | $2,000 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Repayments before maturity	248,000,000
Final Repayment	660,000,000
Total debt principal	908,000,000
Book value of collateral vessels	$ 732,000,000
Secured Debt | $2,000 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Secured Debt | $440 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 440,000,000
Repayments before maturity	23,000,000
Final Repayment	41,000,000
Total debt principal	64,000,000
Book value of collateral vessels	$ 58,000,000
Secured Debt | $440 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.25%
Secured Debt | $1,450 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,450,000,000
Repayments before maturity	88,000,000
Final Repayment	235,000,000
Total debt principal	323,000,000
Book value of collateral vessels	$ 332,000,000
Secured Debt | $1,450 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.35%
Secured Debt | $1,450 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Secured Debt | $360 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 360,000,000
Repayments before maturity	73,000,000
Final Repayment	137,000,000
Total debt principal	210,000,000
Book value of collateral vessels	$ 191,000,000
Secured Debt | $360 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.75%
Secured Debt | $300 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000
Repayments before maturity	48,000,000
Final Repayment	96,000,000
Total debt principal	144,000,000
Book value of collateral vessels	$ 107,000,000
Secured Debt | $300 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Secured Debt | $1,750 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,750,000,000
Repayments before maturity	299,000,000
Final Repayment	576,000,000
Total debt principal	875,000,000
Book value of collateral vessels	$ 865,000,000
Secured Debt | $1,750 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Secured Debt | $1,750 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.90%
Secured Debt | $450 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Repayments before maturity	54,000,000
Final Repayment	211,000,000
Total debt principal	265,000,000
Book value of collateral vessels	$ 275,000,000
Secured Debt | $450 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Secured Debt | $1,500 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,500,000,000
Repayments before maturity	355,000,000
Final Repayment	770,000,000
Total debt principal	1,125,000,000
Book value of collateral vessels	$ 1,020,000,000
Secured Debt | $1,500 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.70%
Secured Debt | $1,500 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.78%
Secured Debt | $1,350 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,350,000,000
Repayments before maturity	351,000,000
Final Repayment	594,000,000
Total debt principal	945,000,000
Book value of collateral vessels	$ 895,000,000
Secured Debt | $1,350 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Secured Debt | $950 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 950,000,000
Repayments before maturity	198,000,000
Final Repayment	368,000,000
Total debt principal	566,000,000
Book value of collateral vessels	$ 648,000,000
Secured Debt | $950 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Secured Debt | $950 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.42%
Secured Debt | $450 million facility (2015)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Repayments before maturity	63,000,000
Final Repayment	39,000,000
Total debt principal	102,000,000
Book value of collateral vessels	$ 176,000,000
Secured Debt | $450 million facility (2015) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.85%
Secured Debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Total debt principal	$ 621,000,000
Secured Debt | $390 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	390,000,000
Repayments before maturity	43,000,000
Final Repayment	144,000,000
Total debt principal	187,000,000
Book value of collateral vessels	271,000,000
Secured Debt | $375 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000
Repayments before maturity	53,000,000
Final Repayment	149,000,000
Total debt principal	202,000,000
Book value of collateral vessels	322,000,000
Secured Debt | $475 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	475,000,000
Repayments before maturity	52,000,000
Final Repayment	180,000,000
Total debt principal	232,000,000
Book value of collateral vessels	191,000,000
Secured Debt | ACE Facility
Debt Instrument [Line Items]
Final Repayment	63,000,000
Ability to defer final repayment	$ 437,000,000
Secured Debt | ACE Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.50%
Asia Offshore Drilling Ltd
Debt Instrument [Line Items]
Noncontrolling interest, ownership percentage by parent	66.24%
Asia Offshore Drilling Ltd | Secured Debt | $360 million facility
Debt Instrument [Line Items]
Noncontrolling interest, ownership percentage by parent	67.00%